INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current
Deferred	$ (1,265,000)	$ (1,321,000)
State:
Current
Deferred
Deferred Income Tax Expense (Benefit)	$ (1,265,000)	$ (1,321,000)
Change in valuation allowance	$ 1,265,000	$ 1,321,000
Income tax provision (benefit)